LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–81.83%
Aerospace & Defense–2.30%
Airbus SE	6,840	$999,101
†Boeing Co.	1,833	278,689
General Dynamics Corp.	1,103	333,327
General Electric Co.	12,015	2,265,789
Huntington Ingalls Industries, Inc.	1,612	426,181
L3Harris Technologies, Inc.	1,444	343,484
Lockheed Martin Corp.	584	341,383
Northrop Grumman Corp.	3,288	1,736,294
RTX Corp.	17,310	2,097,280
Textron, Inc.	9,651	854,886
TransDigm Group, Inc.	258	368,199
		10,044,613
Air Freight & Logistics–0.48%
FedEx Corp.	6,329	1,732,121
United Parcel Service, Inc. Class B	2,545	346,985
		2,079,106
Automobile Components–0.08%
†Aptiv PLC	4,772	343,632
		343,632
Automobiles–0.53%
Ford Motor Co.	31,399	331,573
General Motors Co.	35,778	1,604,286
†Tesla, Inc.	1,515	396,369
		2,332,228
Banks–5.59%
Bank of America Corp.	90,660	3,597,389
Citigroup, Inc.	5,375	336,475
Citizens Financial Group, Inc.	46,561	1,912,260
Fifth Third Bancorp	30,961	1,326,369
Huntington Bancshares, Inc.	46,554	684,344
JPMorgan Chase & Co.	20,984	4,424,686
M&T Bank Corp.	2,023	360,337
†NU Holdings Ltd. Class A	23,421	319,697
PNC Financial Services Group, Inc.	26,411	4,882,073
Regions Financial Corp.	15,349	358,092
Truist Financial Corp.	7,759	331,852
U.S. Bancorp	7,616	348,280
Wells Fargo & Co.	97,141	5,487,495
		24,369,349
Beverages–0.70%
Brown-Forman Corp. Class B	7,304	359,357
Coca-Cola Co.	4,770	342,772
Constellation Brands, Inc. Class A	1,343	346,078
Keurig Dr. Pepper, Inc.	9,295	348,377
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
†Monster Beverage Corp.	7,009	$365,659
PepsiCo, Inc.	7,636	1,298,502
		3,060,745
Biotechnology–1.01%
AbbVie, Inc.	10,476	2,068,801
Amgen, Inc.	1,018	328,010
†Biogen, Inc.	1,634	316,735
†BioNTech SE ADR	3,847	456,908
Gilead Sciences, Inc.	4,441	372,333
†Moderna, Inc.	3,800	253,954
†Regeneron Pharmaceuticals, Inc.	280	294,347
†Vertex Pharmaceuticals, Inc.	691	321,370
		4,412,458
Broadline Retail–0.85%
†Amazon.com, Inc.	13,986	2,606,012
†Coupang, Inc.	14,591	358,209
eBay, Inc.	5,898	384,019
†MercadoLibre, Inc.	167	342,677
		3,690,917
Building Products–1.58%
Carlisle Cos., Inc.	2,151	967,412
Carrier Global Corp.	4,860	391,181
Fortune Brands Innovations, Inc.	9,726	870,769
Johnson Controls International PLC	55,177	4,282,287
Trane Technologies PLC	959	372,792
		6,884,441
Capital Markets–4.32%
Ameriprise Financial, Inc.	765	359,405
ARES Management Corp. Class A	5,673	884,080
Bank of New York Mellon Corp.	4,993	358,797
BlackRock, Inc.	2,294	2,178,176
Blackstone, Inc.	2,439	373,484
Charles Schwab Corp.	49,629	3,216,455
CME Group, Inc.	9,359	2,065,063
†Coinbase Global, Inc. Class A	1,607	286,319
Goldman Sachs Group, Inc.	3,799	1,880,923
Intercontinental Exchange, Inc.	2,101	337,505
KKR & Co., Inc.	13,840	1,807,227
Moody's Corp.	707	335,535
Morgan Stanley	25,853	2,694,917
MSCI, Inc.	586	341,597
Nasdaq, Inc.	4,726	345,045
Northern Trust Corp.	3,784	340,674
S&P Global, Inc.	672	347,169
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street Corp.	4,035	$356,976
T. Rowe Price Group, Inc.	3,034	330,494
		18,839,841
Chemicals–1.91%
Air Products & Chemicals, Inc.	1,195	355,799
Corteva, Inc.	21,162	1,244,114
Dow, Inc.	6,121	334,390
DuPont de Nemours, Inc.	31,667	2,821,846
Ecolab, Inc.	1,371	350,058
International Flavors & Fragrances, Inc.	3,319	348,263
Linde PLC	722	344,293
LyondellBasell Industries NV Class A	3,400	326,060
PPG Industries, Inc.	14,095	1,867,024
Sherwin-Williams Co.	924	352,663
		8,344,510
Commercial Services & Supplies–0.38%
Cintas Corp.	1,711	352,261
†Copart, Inc.	6,432	337,037
Republic Services, Inc.	1,623	325,963
Waste Connections, Inc.	1,814	324,379
Waste Management, Inc.	1,592	330,499
		1,670,139
Communications Equipment–0.50%
†Arista Networks, Inc.	925	355,033
Cisco Systems, Inc.	28,012	1,490,799
Motorola Solutions, Inc.	783	352,060
		2,197,892
Construction & Engineering–0.08%
Quanta Services, Inc.	1,232	367,321
		367,321
Construction Materials–0.71%
CRH PLC	25,977	2,409,107
Martin Marietta Materials, Inc.	617	332,100
Vulcan Materials Co.	1,350	338,081
		3,079,288
Consumer Finance–0.83%
American Express Co.	10,790	2,926,248
Capital One Financial Corp.	2,345	351,117
Discover Financial Services	2,466	345,955
		3,623,320
Consumer Staples Distribution & Retail–2.49%
Costco Wholesale Corp.	379	335,991
Dollar General Corp.	2,677	226,394
†Dollar Tree, Inc.	3,341	234,939
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Kroger Co.	6,184	$354,343
Sysco Corp.	47,047	3,672,489
Target Corp.	2,271	353,958
†U.S. Foods Holding Corp.	19,802	1,217,823
Walmart, Inc.	55,154	4,453,686
		10,849,623
Containers & Packaging–0.25%
Ball Corp.	5,203	353,336
Smurfit WestRock PLC	15,111	746,785
		1,100,121
Distributors–0.29%
Genuine Parts Co.	8,937	1,248,320
		1,248,320
Diversified Telecommunication Services–0.85%
AT&T, Inc.	86,357	1,899,854
Deutsche Telekom AG	49,046	1,440,776
Verizon Communications, Inc.	8,066	362,244
		3,702,874
Electric Utilities–3.05%
American Electric Power Co., Inc.	28,247	2,898,142
Constellation Energy Corp.	1,725	448,535
Duke Energy Corp.	2,916	336,215
Edison International	3,956	344,528
Entergy Corp.	19,015	2,502,564
Eversource Energy	5,068	344,877
Exelon Corp.	8,746	354,650
FirstEnergy Corp.	28,768	1,275,861
NextEra Energy, Inc.	4,200	355,026
PG&E Corp.	17,868	353,250
PPL Corp.	102,544	3,392,156
Southern Co.	3,744	337,634
Xcel Energy, Inc.	5,460	356,538
		13,299,976
Electrical Equipment–1.88%
ABB Ltd.	22,754	1,317,089
AMETEK, Inc.	2,028	348,228
Eaton Corp. PLC	1,112	368,561
Emerson Electric Co.	33,237	3,635,131
†GE Vernova, Inc.	1,781	454,120
Hubbell, Inc.	3,063	1,312,036
Rockwell Automation, Inc.	1,256	337,186
Vertiv Holdings Co. Class A	4,123	410,197
		8,182,548
Electronic Equipment, Instruments & Components–1.34%
Amphenol Corp. Class A	5,015	326,778
CDW Corp.	1,481	335,150
†Coherent Corp.	12,453	1,107,196
LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	8,149	$367,927
†Keysight Technologies, Inc.	2,419	384,452
TE Connectivity PLC	13,594	2,052,558
†Zebra Technologies Corp. Class A	3,444	1,275,382
		5,849,443
Energy Equipment & Services–0.22%
Baker Hughes Co.	9,445	341,437
Halliburton Co.	10,516	305,490
Schlumberger NV	7,369	309,129
		956,056
Entertainment–1.27%
Electronic Arts, Inc.	2,224	319,011
†Liberty Media Corp.-Liberty Formula One Class C	4,286	331,865
†Netflix, Inc.	486	344,705
†ROBLOX Corp. Class A	8,074	357,355
Walt Disney Co.	39,899	3,837,885
†Warner Bros Discovery, Inc.	44,209	364,724
		5,555,545
Financial Services–1.86%
Apollo Global Management, Inc.	2,949	368,360
†Berkshire Hathaway, Inc. Class B	742	341,513
†Block, Inc.	5,010	336,321
†Corpay, Inc.	1,116	349,040
Fidelity National Information Services, Inc.	16,587	1,389,161
†Fiserv, Inc.	12,807	2,300,778
Global Payments, Inc.	3,032	310,537
Mastercard, Inc. Class A	704	347,635
†PayPal Holdings, Inc.	4,817	375,871
Visa, Inc. Class A	7,177	1,973,316
		8,092,532
Food Products–0.93%
Archer-Daniels-Midland Co.	5,585	333,648
General Mills, Inc.	4,745	350,418
Hershey Co.	1,692	324,492
Hormel Foods Corp.	10,198	323,277
Kellanova	4,110	331,718
Kraft Heinz Co.	39,628	1,391,339
McCormick & Co., Inc.	4,244	349,281
Mondelez International, Inc. Class A	4,691	345,586
Tyson Foods, Inc. Class A	5,278	314,358
		4,064,117
Ground Transportation–1.81%
CSX Corp.	46,546	1,607,233
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	5,271	$908,352
Norfolk Southern Corp.	6,935	1,723,348
Old Dominion Freight Line, Inc.	1,635	324,776
†Uber Technologies, Inc.	4,540	341,226
Union Pacific Corp.	12,215	3,010,753
		7,915,688
Health Care Equipment & Supplies–3.05%
Abbott Laboratories	2,973	338,952
Alcon, Inc.	6,679	668,368
†Align Technology, Inc.	1,373	349,181
Baxter International, Inc.	9,107	345,793
Becton Dickinson & Co.	9,724	2,344,456
†Boston Scientific Corp.	4,217	353,385
†Dexcom, Inc.	4,421	296,384
†Edwards Lifesciences Corp.	4,788	315,960
GE HealthCare Technologies, Inc.	12,212	1,146,096
†IDEXX Laboratories, Inc.	670	338,497
†Intuitive Surgical, Inc.	689	338,485
Medtronic PLC	42,633	3,838,249
ResMed, Inc.	1,438	351,045
STERIS PLC	1,420	344,407
Stryker Corp.	4,524	1,634,340
Zimmer Biomet Holdings, Inc.	2,982	321,907
		13,325,505
Health Care Providers & Services–3.50%
Cardinal Health, Inc.	3,004	332,002
Cencora, Inc.	1,386	311,961
†Centene Corp.	15,590	1,173,615
Cigna Group	3,210	1,112,072
CVS Health Corp.	22,677	1,425,930
Elevance Health, Inc.	4,441	2,309,320
HCA Healthcare, Inc.	876	356,033
Humana, Inc.	4,328	1,370,851
Labcorp Holdings, Inc.	1,437	321,141
McKesson Corp.	603	298,135
UnitedHealth Group, Inc.	10,702	6,257,245
		15,268,305
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.	2,868	340,575
Ventas, Inc.	5,608	359,641
Welltower, Inc.	2,823	361,429
		1,061,645
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,714	359,717
		359,717
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.96%
†Airbnb, Inc. Class A	2,817	$357,224
Booking Holdings, Inc.	91	383,303
†Chipotle Mexican Grill, Inc.	6,243	359,722
†DoorDash, Inc. Class A	2,536	361,963
Hilton Worldwide Holdings, Inc.	1,541	355,200
Las Vegas Sands Corp.	26,084	1,313,069
Marriott International, Inc. Class A	1,485	369,171
McDonald's Corp.	10,247	3,120,314
Royal Caribbean Cruises Ltd.	2,091	370,860
Starbucks Corp.	12,574	1,225,839
Yum! Brands, Inc.	2,402	335,583
		8,552,248
Household Durables–0.24%
Dr. Horton, Inc.	1,848	352,543
Garmin Ltd.	1,918	337,626
Lennar Corp. Class A	1,921	360,149
		1,050,318
Household Products–0.65%
Church & Dwight Co., Inc.	3,271	342,539
Colgate-Palmolive Co.	17,754	1,843,043
Kimberly-Clark Corp.	2,316	329,520
Procter & Gamble Co.	1,949	337,567
		2,852,669
Industrial Conglomerates–0.16%
3M Co.	2,597	355,010
Honeywell International, Inc.	1,662	343,552
		698,562
Industrial REITs–0.58%
Prologis, Inc.	19,954	2,519,791
		2,519,791
Insurance–3.08%
Aflac, Inc.	3,150	352,170
Allstate Corp.	7,570	1,435,651
American International Group, Inc.	53,028	3,883,240
Aon PLC Class A	985	340,800
†Arch Capital Group Ltd.	3,208	358,911
Arthur J Gallagher & Co.	1,154	324,701
Chubb Ltd.	1,198	345,491
Hartford Financial Services Group, Inc.	14,552	1,711,461
†Markel Group, Inc.	213	334,108
Marsh & McLennan Cos., Inc.	1,482	330,619
MetLife, Inc.	4,484	369,840
Principal Financial Group, Inc.	4,221	362,584
Progressive Corp.	1,399	355,010
Prudential Financial, Inc.	2,872	347,799
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	1,511	$353,755
Willis Towers Watson PLC	7,582	2,233,127
		13,439,267
Interactive Media & Services–0.98%
Alphabet, Inc. Class A	15,621	2,590,743
Meta Platforms, Inc. Class A	2,930	1,677,249
		4,267,992
IT Services–0.66%
Accenture PLC Class A	1,009	356,661
Cognizant Technology Solutions Corp. Class A	19,808	1,528,782
†Gartner, Inc.	679	344,090
International Business Machines Corp.	1,689	373,404
†Snowflake, Inc. Class A	2,577	295,994
		2,898,931
Life Sciences Tools & Services–0.80%
Agilent Technologies, Inc.	2,356	349,819
Danaher Corp.	1,225	340,575
†Illumina, Inc.	2,532	330,198
†IQVIA Holdings, Inc.	1,377	326,308
Lonza Group AG	1,242	784,514
†Mettler-Toledo International, Inc.	233	349,430
Thermo Fisher Scientific, Inc.	546	337,739
†Waters Corp.	962	346,214
West Pharmaceutical Services, Inc.	1,089	326,874
		3,491,671
Machinery–2.10%
Caterpillar, Inc.	953	372,737
Cummins, Inc.	1,084	350,988
Deere & Co.	866	361,408
Dover Corp.	1,821	349,159
Fortive Corp.	4,703	371,208
Illinois Tool Works, Inc.	1,364	357,463
Ingersoll Rand, Inc.	3,598	353,180
Otis Worldwide Corp.	3,582	372,313
PACCAR, Inc.	3,441	339,558
Parker-Hannifin Corp.	7,297	4,610,390
Stanley Black & Decker, Inc.	8,788	967,822
Xylem, Inc.	2,485	335,550
		9,141,776
Media–0.78%
†Charter Communications, Inc. Class A	934	302,691
Comcast Corp. Class A	57,624	2,406,954
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Omnicom Group, Inc.	3,387	$350,182
†Trade Desk, Inc. Class A	3,226	353,731
		3,413,558
Metals & Mining–0.67%
Barrick Gold Corp.	40,728	810,080
Freeport-McMoRan, Inc.	7,542	376,497
Newmont Corp.	6,572	351,273
Nucor Corp.	2,272	341,572
Southern Copper Corp.	3,167	366,327
Teck Resources Ltd. Class B	13,078	683,195
		2,928,944
Multi-Utilities–0.84%
Ameren Corp.	3,985	348,528
CMS Energy Corp.	4,950	349,619
Consolidated Edison, Inc.	3,268	340,297
Dominion Energy, Inc.	5,892	340,499
DTE Energy Co.	2,707	347,606
Public Service Enterprise Group, Inc.	14,010	1,249,832
Sempra	4,094	342,381
WEC Energy Group, Inc.	3,658	351,826
		3,670,588
Oil, Gas & Consumable Fuels–5.12%
Cheniere Energy, Inc.	5,949	1,069,868
Chevron Corp.	34,336	5,056,663
ConocoPhillips	42,175	4,440,184
Coterra Energy, Inc.	13,733	328,905
Devon Energy Corp.	7,319	286,319
Diamondback Energy, Inc.	1,694	292,045
EOG Resources, Inc.	2,577	316,790
Exxon Mobil Corp.	23,394	2,742,245
Hess Corp.	2,416	328,093
Kinder Morgan, Inc.	15,655	345,819
Marathon Oil Corp.	54,060	1,439,618
Marathon Petroleum Corp.	1,833	298,614
Occidental Petroleum Corp.	5,728	295,221
ONEOK, Inc.	3,745	341,282
Phillips 66	2,375	312,194
Shell PLC	30,780	997,920
Suncor Energy, Inc.	75,857	2,800,355
Valero Energy Corp.	2,203	297,471
Williams Cos., Inc.	7,478	341,371
		22,330,977
Passenger Airlines–0.10%
Delta Air Lines, Inc.	8,155	414,192
		414,192
Personal Care Products–0.42%
Estee Lauder Cos., Inc. Class A	8,010	798,517
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Kenvue, Inc.	15,180	$351,114
L'Oreal SA	1,529	684,291
		1,833,922
Pharmaceuticals–3.64%
AstraZeneca PLC	8,289	1,284,180
Bristol-Myers Squibb Co.	29,936	1,548,889
Eli Lilly & Co.	358	317,167
Johnson & Johnson	35,806	5,802,720
Merck & Co., Inc.	19,592	2,224,868
Pfizer, Inc.	38,460	1,113,032
Sanofi SA	15,051	1,723,988
Sanofi SA ADR	25,856	1,490,081
Zoetis, Inc.	1,796	350,902
		15,855,827
Professional Services–0.31%
Automatic Data Processing, Inc.	1,250	345,913
Equifax, Inc.	1,119	328,829
Paychex, Inc.	2,616	351,041
Verisk Analytics, Inc.	1,238	331,734
		1,357,517
Real Estate Management & Development–0.70%
†CBRE Group, Inc. Class A	21,973	2,735,199
†CoStar Group, Inc.	4,457	336,236
		3,071,435
Residential REITs–0.38%
AvalonBay Communities, Inc.	1,533	345,308
Equity Residential	4,621	344,080
Mid-America Apartment Communities, Inc.	6,171	980,572
		1,669,960
Retail REITs–0.16%
Realty Income Corp.	5,495	348,493
Simon Property Group, Inc.	2,090	353,252
		701,745
Semiconductors & Semiconductor Equipment–3.51%
†Advanced Micro Devices, Inc.	2,204	361,632
Analog Devices, Inc.	13,157	3,028,347
Applied Materials, Inc.	1,587	320,653
Broadcom, Inc.	9,933	1,713,442
†GLOBALFOUNDRIES, Inc.	7,232	291,088
Intel Corp.	15,698	368,275
KLA Corp.	400	309,764
Lam Research Corp.	2,196	1,792,112
Marvell Technology, Inc.	17,415	1,255,970
Microchip Technology, Inc.	19,601	1,573,764
Micron Technology, Inc.	15,284	1,585,104
Monolithic Power Systems, Inc.	361	333,744
LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	2,649	$321,695
NXP Semiconductors NV	4,472	1,073,325
†ON Semiconductor Corp.	4,351	315,926
QUALCOMM, Inc.	1,917	325,986
Texas Instruments, Inc.	1,631	336,916
		15,307,743
Software–3.28%
†Adobe, Inc.	596	308,597
†ANSYS, Inc.	1,005	320,223
†Autodesk, Inc.	1,329	366,113
†Cadence Design Systems, Inc.	1,174	318,189
†Crowdstrike Holdings, Inc. Class A	1,248	350,027
†Datadog, Inc. Class A	2,870	330,222
†Fair Isaac Corp.	188	365,382
†Fortinet, Inc.	4,378	339,514
†HubSpot, Inc.	663	352,451
Intuit, Inc.	1,536	953,856
Microsoft Corp.	5,861	2,521,988
Oracle Corp.	15,294	2,606,098
†Palantir Technologies, Inc. Class A	10,207	379,700
†Palo Alto Networks, Inc.	979	334,622
Roper Technologies, Inc.	602	334,977
Salesforce, Inc.	11,340	3,103,871
†ServiceNow, Inc.	396	354,179
†Synopsys, Inc.	601	304,340
†Workday, Inc. Class A	1,413	345,351
		14,289,700
Specialized REITs–0.98%
American Tower Corp.	1,490	346,514
Crown Castle, Inc.	3,004	356,365
Digital Realty Trust, Inc.	2,187	353,922
Equinix, Inc.	398	353,277
Extra Space Storage, Inc.	1,973	355,515
Public Storage	1,025	372,967
SBA Communications Corp.	1,500	361,050
VICI Properties, Inc.	10,446	347,956
Weyerhaeuser Co.	42,664	1,444,603
		4,292,169
Specialty Retail–1.41%
†AutoZone, Inc.	103	324,454
Home Depot, Inc.	911	369,137
Lowe's Cos., Inc.	12,652	3,426,794
†O'Reilly Automotive, Inc.	295	339,722
Ross Stores, Inc.	2,219	333,982
TJX Cos., Inc.	8,646	1,016,251
†Ulta Beauty, Inc.	867	337,367
		6,147,707
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.44%
Apple, Inc.	1,455	$339,015
Dell Technologies, Inc. Class C	2,965	351,471
Hewlett Packard Enterprise Co.	17,619	360,485
HP, Inc.	9,190	329,645
NetApp, Inc.	2,529	312,357
†Super Micro Computer, Inc.	525	218,610
		1,911,583
Textiles, Apparel & Luxury Goods–0.32%
Cie Financiere Richemont SA Class A	4,358	688,959
†Lululemon Athletica, Inc.	1,279	347,057
NIKE, Inc. Class B	3,934	347,765
		1,383,781
Tobacco–1.39%
Altria Group, Inc.	6,430	328,187
Philip Morris International, Inc.	47,243	5,735,300
		6,063,487
Trading Companies & Distributors–0.73%
AerCap Holdings NV	7,363	697,424
Fastenal Co.	4,855	346,744
Ferguson Enterprises, Inc.	7,063	1,402,500
United Rentals, Inc.	459	371,666
WW Grainger, Inc.	341	354,234
		3,172,568
Water Utilities–0.08%
American Water Works Co., Inc.	2,322	339,569
		339,569
Wireless Telecommunication Services–0.40%
T-Mobile U.S., Inc.	8,452	1,744,155
		1,744,155
Total Common Stock (Cost $244,603,277)		356,986,167
CONVERTIBLE PREFERRED STOCK–0.08%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	336,774
Total Convertible Preferred Stock (Cost $294,815)		336,774

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	79,661
Total Agency Obligation (Cost $84,567)		79,661
LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–2.95%
Biotechnology–0.30%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	$595,021
Halozyme Therapeutics, Inc. 0.25%, excercise price $0.25 3/1/27	715,000	715,594
		1,310,615
Commercial Services–0.28%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	638,307
Global Payments, Inc. 1.50%, excercise price $1.50 3/1/31	586,000	559,630
		1,197,937
Electric–0.38%
FirstEnergy Corp. 4.00%, excercise price $4.00 5/1/26	777,000	813,130
PPL Capital Funding, Inc. 2.88%, excercise price $2.87 3/15/28	784,000	829,472
		1,642,602
Health Care Products–0.28%
Haemonetics Corp. 2.50%, excercise price $2.50 6/1/29	358,000	359,253
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	583,635
Merit Medical Systems, Inc. 3.00%, excercise price $3.00 2/1/29	206,000	268,109
		1,210,997
Internet–0.48%
^Airbnb, Inc. 0.00% 3/15/26	857,000	797,417
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	233,781
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	248,018
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	483,175
Snap, Inc. 0.50%, excercise price $0.50 5/1/30	410,000	347,680
		2,110,071
Media–0.42%
Cable One, Inc.
^0.00% 3/15/26	780,000	713,700
1.13%, exercise price $1.13 3/15/28	407,000	327,484
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	472,189
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	300,000	$329,860
		1,843,233
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	444,933
		444,933
Oil & Gas–0.08%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.63 4/15/29	305,000	348,158
		348,158
Pharmaceuticals–0.16%
Jazz Investments I Ltd.
2.00%, exercise price $2.00 6/15/26	607,000	604,876
3.13%, exercise price $3.12 9/15/30	96,000	99,984
		704,860
Semiconductors–0.21%
Microchip Technology, Inc. 0.75%, excercise price $0.75 6/1/30	933,000	925,069
		925,069
Software–0.26%
CSG Systems International, Inc. 3.88%, excercise price $3.87 9/15/28	66,000	65,769
^Dropbox, Inc. 0.00% 3/1/26	768,000	743,040
Envestnet, Inc. 2.63%, excercise price $2.63 12/1/27	311,000	329,038
		1,137,847
Total Convertible Bonds (Cost $12,873,146)		12,876,322
CORPORATE BONDS–5.14%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	79,058
		79,058
Aerospace & Defense–0.17%
Boeing Co. 5.81% 5/1/50	265,000	256,021
Lockheed Martin Corp.
3.55% 1/15/26	210,000	208,539
4.15% 6/15/53	54,000	47,598
LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.20% 2/15/64	80,000	$82,806
RTX Corp.
4.45% 11/16/38	28,000	26,668
6.40% 3/15/54	89,000	105,083
		726,715
Agriculture–0.11%
Altria Group, Inc. 5.80% 2/14/39	185,000	194,499
Philip Morris International, Inc.
3.25% 11/10/24	175,000	174,561
4.88% 11/15/43	108,000	104,932
		473,992
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	20,205	19,541
♦United Airlines Pass-Through Trust
3.50% 9/1/31	34,079	32,091
3.75% 3/3/28	23,958	23,459
		75,091
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	201,256
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	44,295
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	75,765
		321,316
Banks–0.71%
Bank of America Corp.
μ2.57% 10/20/32	137,000	120,126
3.25% 10/21/27	275,000	268,791
Citigroup, Inc.
μ3.67% 7/24/28	49,000	48,127
4.75% 5/18/46	34,000	31,902
5.30% 5/6/44	22,000	22,382
6.68% 9/13/43	299,000	352,580
μCitizens Financial Group, Inc. 6.65% 4/25/35	45,000	49,405
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	38,011
4.25% 10/21/25	275,000	273,977
μHSBC Holdings PLC 2.63% 11/7/25	400,000	398,806
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	35,472
μ3.51% 1/23/29	327,000	319,354
μ3.90% 1/23/49	102,000	87,157
μ4.26% 2/22/48	46,000	41,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley 4.00% 7/23/25	61,000	$60,803
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	282,790
μ6.88% 10/20/34	65,000	74,424
U.S. Bancorp 3.10% 4/27/26	208,000	204,222
Wells Fargo & Co.
3.55% 9/29/25	59,000	58,497
4.10% 6/3/26	40,000	39,864
4.65% 11/4/44	333,000	304,242
		3,112,645
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	91,367
4.90% 2/1/46	101,000	99,469
Heineken NV 3.50% 1/29/28	90,000	88,422
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	29,332
		308,590
Biotechnology–0.10%
Amgen, Inc. 5.25% 3/2/25	115,000	115,163
Gilead Sciences, Inc. 3.65% 3/1/26	325,000	322,376
		437,539
Building Materials–0.01%
Carrier Global Corp. 6.20% 3/15/54	32,000	36,949
		36,949
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	12,773
		12,773
Computers–0.04%
Apple, Inc. 3.35% 2/9/27	30,000	29,728
Dell International LLC/EMC Corp. 6.02% 6/15/26	125,000	128,000
		157,728
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	98,638
		98,638
Diversified Financial Services–0.92%
Air Lease Corp. 2.30% 2/1/25	230,000	227,721
American Express Co. 3.63% 12/5/24	30,000	29,915
Aviation Capital Group LLC 4.88% 10/1/25	66,000	65,932
BlackRock, Inc. 4.75% 5/25/33	210,000	216,087
LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GS Finance Corp.
^0.00% 7/19/29	890,000	$1,164,770
^0.00% 7/30/29	896,000	1,037,129
0.50% 4/11/28	890,000	1,189,165
Nasdaq, Inc. 5.95% 8/15/53	26,000	28,283
Synchrony Financial 3.95% 12/1/27	54,000	52,430
		4,011,432
Electric–0.18%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	49,700
Electricite de France SA 4.88% 1/22/44	84,000	78,483
Georgia Power Co. 3.70% 1/30/50	51,000	40,523
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	135,096
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	49,312
5.75% 9/1/25	230,000	232,328
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	45,813
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,563
Sempra 3.80% 2/1/38	54,000	47,099
Xcel Energy, Inc. 3.50% 12/1/49	143,000	105,475
		788,392
Electronics–0.07%
Avnet, Inc. 4.63% 4/15/26	64,000	63,964
Honeywell International, Inc. 4.50% 1/15/34	229,000	231,044
		295,008
Entertainment–0.11%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	246,421
5.05% 3/15/42	122,000	99,590
5.14% 3/15/52	152,000	117,234
		463,245
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	26,008
Sysco Corp. 3.75% 10/1/25	140,000	139,024
		165,032
Forest Products & Paper–0.00%
International Paper Co. 6.00% 11/15/41	22,000	23,964
		23,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	$47,392
		47,392
Health Care Products–0.14%
Boston Scientific Corp. 1.90% 6/1/25	315,000	309,203
Medtronic, Inc. 4.38% 3/15/35	23,000	22,869
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	294,401
		626,473
Health Care Services–0.08%
Cigna Group 4.80% 8/15/38	253,000	246,500
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	116,367
		362,867
Insurance–0.36%
Allstate Corp. 3.28% 12/15/26	28,000	27,520
American National Group, Inc. 5.00% 6/15/27	244,000	245,539
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	202,045
GA Global Funding Trust 5.50% 1/8/29	174,000	180,400
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	37,240
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	64,817
Markel Group, Inc.
5.00% 3/30/43	34,000	31,848
5.00% 5/20/49	273,000	255,323
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	39,687
Pacific Life Global Funding II 5.50% 8/28/26	191,000	195,513
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	203,675
Prudential Financial, Inc. 3.91% 12/7/47	14,000	11,638
Travelers Cos., Inc. 4.60% 8/1/43	60,000	57,245
		1,552,490
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	244,000	194,253
Meta Platforms, Inc. 5.60% 5/15/53	214,000	232,017
		426,270
LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	$42,423
		42,423
Media–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	19,000	18,969
Comcast Corp.
2.89% 11/1/51	34,000	22,847
2.94% 11/1/56	24,000	15,685
3.15% 3/1/26	159,000	156,802
3.90% 3/1/38	74,000	66,792
4.15% 10/15/28	315,000	315,491
Cox Communications, Inc. 2.95% 10/1/50	58,000	36,456
Discovery Communications LLC 4.90% 3/11/26	53,000	52,959
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	52,216
		738,217
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,830
		19,830
Oil & Gas–0.19%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	141,380
Chevron Corp. 2.95% 5/16/26	135,000	133,022
ConocoPhillips Co. 4.15% 11/15/34	20,000	19,457
Diamondback Energy, Inc. 5.75% 4/18/54	74,000	74,568
Exxon Mobil Corp.
2.71% 3/6/25	78,000	77,338
3.04% 3/1/26	156,000	154,099
Shell International Finance BV 3.25% 5/11/25	156,000	154,977
Valero Energy Corp. 4.00% 6/1/52	77,000	59,694
		814,535
Pharmaceuticals–0.22%
AbbVie, Inc.
4.05% 11/21/39	223,000	205,988
4.50% 5/14/35	64,000	63,795
Becton Dickinson & Co. 4.88% 5/15/44	35,000	32,240
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	99,910
6.25% 11/15/53	85,000	98,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
♦CVS Pass-Through Trust 6.04% 12/10/28	108,120	$109,962
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,979
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,988
Zoetis, Inc.
4.70% 2/1/43	32,000	30,483
5.40% 11/14/25	300,000	302,830
		954,637
Pipelines–0.17%
Cameron LNG LLC 3.70% 1/15/39	90,000	77,616
Energy Transfer LP
4.90% 3/15/35	32,000	31,589
5.00% 5/15/50	106,000	95,763
5.30% 4/1/44	58,000	55,469
6.40% 12/1/30	70,000	76,258
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	58,768
6.45% 9/1/40	2,000	2,260
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	124,431
5.30% 12/1/34	38,000	38,591
MPLX LP 4.50% 4/15/38	78,000	72,099
Spectra Energy Partners LP 4.50% 3/15/45	48,000	41,833
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	18,127
Williams Cos., Inc. 5.40% 3/2/26	69,000	69,895
		762,699
Private Equity–0.05%
Brookfield Corp. 4.00% 1/15/25	40,000	39,845
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	27,102
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	162,728
		229,675
Real Estate Investment Trusts–0.30%
American Tower Corp. 1.60% 4/15/26	137,000	131,263
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	148,215
Crown Castle, Inc.
2.50% 7/15/31	224,000	194,952
4.75% 5/15/47	4,000	3,638
CubeSmart LP 2.50% 2/15/32	166,000	143,812
LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
EPR Properties 4.75% 12/15/26	154,000	$153,390
Extra Space Storage LP
3.50% 7/1/26	40,000	39,475
5.70% 4/1/28	53,000	55,161
Kimco Realty OP LLC 3.20% 4/1/32	185,000	167,525
Regency Centers LP
2.95% 9/15/29	240,000	224,482
4.65% 3/15/49	69,000	61,987
		1,323,900
Retail–0.16%
Home Depot, Inc. 5.13% 4/30/25	300,000	301,244
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	60,959
Starbucks Corp. 3.55% 8/15/29	300,000	292,540
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	31,016
		685,759
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	60,000	54,030
Marvell Technology, Inc. 2.45% 4/15/28	192,000	179,195
Micron Technology, Inc.
3.37% 11/1/41	28,000	21,718
4.66% 2/15/30	100,000	100,494
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	64,629
		420,066
Software–0.10%
Microsoft Corp. 3.50% 2/12/35	36,000	34,385
Oracle Corp. 3.60% 4/1/40	175,000	145,597
Salesforce, Inc. 2.70% 7/15/41	167,000	126,294
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	50,343
Workday, Inc. 3.50% 4/1/27	76,000	74,774
		431,393
Telecommunications–0.22%
AT&T, Inc.
3.55% 9/15/55	14,000	10,240
3.80% 12/1/57	161,000	121,899
4.30% 2/15/30	30,000	29,964
Cisco Systems, Inc. 5.30% 2/26/54	50,000	53,049
Rogers Communications, Inc.
4.30% 2/15/48	136,000	114,161
4.50% 3/15/43	52,000	45,993
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	30,000	$29,922
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	149,944
3.40% 10/15/52	118,000	86,374
6.00% 6/15/54	46,000	50,682
Verizon Communications, Inc.
3.40% 3/22/41	92,000	75,135
4.78% 2/15/35	184,000	183,736
		951,099
Transportation–0.10%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	48,936
FedEx Corp. 4.90% 1/15/34	38,000	38,776
Norfolk Southern Corp.
3.40% 11/1/49	103,000	77,378
5.35% 8/1/54	50,000	51,370
Union Pacific Corp.
3.20% 5/20/41	161,000	130,444
3.84% 3/20/60	51,000	40,749
4.15% 1/15/45	39,000	33,720
United Parcel Service, Inc. 3.40% 11/15/46	22,000	17,470
		438,843
Total Corporate Bonds (Cost $22,924,076)		22,416,675
U.S. TREASURY OBLIGATIONS–3.54%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,166,074
4.50% 8/15/39	3,600	3,819
4.38% 5/15/40	7,200	7,525
4.63% 5/15/54	458,900	497,763
4.13% 8/15/44	984,300	976,610
U.S. Treasury Notes
3.88% 8/15/34	315,000	317,215
3.38% 9/15/27	1,792,500	1,783,397
3.63% 9/30/31	2,131,200	2,127,204
3.50% 9/30/29	309,200	308,282
3.50% 9/30/26	8,261,700	8,245,887
Total U.S. Treasury Obligations (Cost $15,566,780)		15,433,776

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.88%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	25,630,620	$25,630,620
Total Money Market Fund (Cost $25,630,620)		25,630,620

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.00%
U.S. TREASURY OBLIGATIONS–0.00%
≠U.S. Treasury Bills 5.13% 1/30/25	20,000	$19,706
		19,706
Total Short-Term Investment (Cost $19,685)		19,706

TOTAL INVESTMENTS–99.44% (Cost $321,996,966)	433,779,701
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	2,450,909
NET ASSETS APPLICABLE TO 31,587,882 SHARES OUTSTANDING–100.00%	$436,230,610

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	1,157,193	USD	(856,800)	10/7/24	$—	$(1,047)
BNYM	CAD	(1,157,193)	USD	857,491	11/7/24	1,076	—
BNYM	EUR	1,170,505	USD	(1,306,304)	10/7/24	—	(3,002)
BNYM	EUR	(1,170,505)	USD	1,308,026	11/7/24	2,961	—
BNYM	GBP	564,330	USD	(756,316)	10/7/24	—	(1,835)
BNYM	GBP	(564,330)	USD	756,303	11/7/24	1,847	—
SSB	CAD	(1,312,494)	USD	971,593	10/7/24	994	—
SSB	CAD	111,791	USD	(82,819)	10/7/24	—	(149)
SSB	CAD	80,805	USD	(59,594)	10/7/24	163	—
SSB	CAD	(37,295)	USD	27,459	10/7/24	—	(121)
SSB	EUR	(1,217,345)	USD	1,350,713	10/7/24	—	(4,743)
SSB	EUR	23,915	USD	(26,517)	10/7/24	111	—
SSB	EUR	22,925	USD	(25,627)	10/7/24	—	(101)
SSB	GBP	(656,479)	USD	862,418	10/7/24	—	(15,261)
SSB	GBP	40,355	USD	(52,960)	10/7/24	992	—
SSB	GBP	51,794	USD	(69,346)	10/7/24	—	(100)
Total Foreign Currency Exchange Contracts						$8,144	$(26,359)
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$167,175	$163,280	12/16/24	$3,895	$—
2	Euro	279,163	276,827	12/16/24	2,336	—
2	Japanese Yen	175,763	178,413	12/16/24	—	(2,650)
					6,231	(2,650)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	175,905	164,223	12/20/24	11,682	—
2	E-mini Russell 2000 Index	224,920	215,331	12/20/24	9,589	—
32	E-mini S&P 500 Index	9,302,800	8,993,999	12/20/24	308,801	—
17	E-mini S&P MidCap 400 Index	5,352,620	5,096,217	12/20/24	256,403	—
6	Euro STOXX 50 Index	335,948	324,511	12/20/24	11,437	—
2	FTSE 100 Index	221,626	221,956	12/20/24	—	(330)
1	Nikkei 225 Index (OSE)	264,046	252,708	12/12/24	11,338	—
					609,250	(330)
Total Futures Contracts					$615,481	$(2,980)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
LVIP Invesco Select Equity Income Managed Volatility Fund–13